Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through May 30, 2023, the date at which the unaudited condensed consolidated interim financial statements were available to be issued, and there are no other items requiring disclosure except for the following.

On December 5, 2022, the Company entered into a definitive agreement and plan of merger with Roth CH Acquisition IV Co. (“ROCG”), a publicly traded special purpose acquisition company. The transactions contemplated by the terms of the definitive agreement were completed on May 23, 2023. The Company began trading on the NASDAQ Stock Exchange under the new ticker symbol “TYGO” on May 24, 2023. Upon consummation of the transactions with ROCG, the holders of Series E and Series D became entitled to their cumulative dividends totaling $12.6 million (“Note 8. Convertible Preferred Stock and Common Stock”). Additionally, the Company paid $1.8 million to certain sponsors of ROCG to purchase 1,645,000 shares of ROCG common stock and 424,000 Private Placement Units and such purchased equity was cancelled on the books and records of ROCG at the effective time of the transaction. See Note 1 for additional information on the transaction.

16. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through March 10, 2023, the date at which the consolidated financial statements were available to be issued, and there are no other items requiring disclosure except for the following:

In January 2023, the Company closed a share purchase agreement to acquire all outstanding shares of Foresight Energy Ltd (“fSight”), an Israeli corporation, in exchange for a total purchase price of approximately $9.0 million that includes $8.2 million of rollover equity and $0.8 million of cash.

In January 2023, the Company entered into a convertible promissory note purchase agreement (“Note Purchase Agreement”) with L1 Energy Capital Management S.à.r.l. Pursuant to the Note Purchase Agreement, Tigo issued, in a private placement, a convertible promissory note in an aggregate principal amount of $50.0 million. The convertible promissory note bears an interest rate of 5.00% per year and matures in January 2026, unless earlier converted, exchanged or repaid in full. The Company repaid in full the existing Series 2022-1 Notes in the amount of $17.6 million with the proceeds of the convertible promissory note.

In February 2023, the Company entered into a patent sale agreement with General Electric Company (“GE”) to purchase GE patents and GE patent rights. Under the patent sale agreement, the Company paid a $0.5 million purchase price for the GE patents and GE patent rights. In addition, the Company will owe GE a royalty fee of 10% of the gross licensing revenue the Company receives from licensing any GE patents or GE patent rights to third parties.

Roth CH Acquisition IV Co. [Member]
Subsequent Events [Abstract]
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On April 10, 2023 and May 10, 2023, Tigo Energy paid certain Initial Stockholders an aggregate amount of $163,181 (or $0.05 per share), according to the terms of the Non-Redemption Agreements in connection with the one-month Trust extensions from April 10, 2023 to May 10, 2023 and from May 10, 2023 to June 10, 2023.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 9, 2023, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”), which stated that the Company no longer complied with Nasdaq’s continued listing rules due to the Company not having held an annual meeting of shareholders within 12 months of the Company’s fiscal year end, as required pursuant to Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company had 45 calendar days to submit a plan to regain compliance and, if Nasdaq accepted the plan, Nasdaq would grant the Company an exception of up to 180 calendar days from the fiscal year end, or until June 29, 2023, to regain compliance. The Company held its Annual Meeting of Stockholders on February 13, 2023.

On February 10, 2023 and March 10, 2023, Tigo Energy paid certain Initial Stockholders an aggregate amount of $163,182 (or $0.05 per share), according to the terms of the Non-Redemption Agreements in connection with the one-month Trust extension from February 10, 2023 to March 10, 2023 and with the one-month Trust extension from March 10, 2023 to April 10, 2023.

On February 14, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 (the “Note”) to CR Financial Holdings, Inc. (the “Payee”). Pursuant to the Note, the Payee agreed to loan to the Company an aggregate amount of $200,000 that shall be payable on the earlier of (i) the date on which the Company consummates a business combination with target businesses, or (ii) the date the Company liquidates if a business combination is not consummated. The Note bears no interest rate. In the event that the Company does not consummate a business combination, the Note will be repaid only from amounts remaining outside of the Company’s trust account, if any. The proceeds of the Note will be used for the Company to pay various expenses of the Company and for general corporate purposes.

On December 16, 2022, the Company paid $135,440 to the Non-redeeming Stockholders in connection with extension of the Trust account on behalf of certain Initial Stockholders. On March 1, 2023, Tigo Energy repaid the amount in full.